FAIR VALUE MEASUREMENT (Roll-Forward of Level 3 Assets) (Details) (First Aviation Services, Inc. [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of equity method investment			$ 3,300
Convertible Subordinated Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Original amount of debt instrument				$ 3,000
Interest rate				10.00%
Exercise price of warrants issued				$ 7.00
Percentage of post-exercise shareholders' equity callable by warrant				15.00%